Cost of Sales and Services (excluding Depreciation and Amortization) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of cost of sales and services [Abstract]
Disclosure Of Detailed Information About Cost Of Sales And Services Explanatory
	For the Year Ended December 31,
	2022	2021	2020
	$ Thousands
Fuels	155,760	153,122	135,706
Electricity and infrastructure services	192,723	133,502	125,782
Salaries and related expenses	30,598	21,095	7,244
Generation and operating expenses and outsourcing	17,283	16,798	8,625
Insurance	5,190	4,989	3,503
Others	15,707	6,792	1,226
	417,261	336,298	282,086